INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventory

	2020	2019	2018
	$ million	$ million	$ million
Raw materials and consumables	370	287	219
Work-in-progress	61	100	88
Finished goods and goods for resale	1,260	1,227	1,088
	1,691	1,614	1,395